ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
General and administrative expenses	$ 5,784	$ 4,722	$ 5,303
Salaries and related benefits [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	2,283	1,339	1,774
Professional fees and office expenses [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	2,031	1,609	1,770
Depreciation [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	407	351	81
Travel [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	10	17	222
Allowance for doubtful account [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	323	1,058	835
Share based payment [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	$ 730	$ 348	$ 621